Shareholder Report, Line Graph (Details) 196108_Leuthold Core ETF_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Jan. 03, 2020	Sep. 30, 2025
Leuthold Core ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Leuthold Core ETF NAV
Accumulated Value	$ 14,611	$ 12,313	$ 11,090	$ 12,099	$ 10,652	$ 10,000	$ 15,962
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	19,210	14,089	11,584	13,705	10,542	10,000	$ 22,590
Bloomberg Global Aggregate [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Global Aggregate
Accumulated Value	9,512	8,494	8,308	10,441	10,537	10,000	$ 9,741
50% S&P 500 / 50% Bloomberg Global Aggregate [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							50% S&P 500 / 50% Bloomberg Global Aggregate
Accumulated Value	$ 13,706	$ 11,077	$ 9,912	$ 12,050	$ 10,591	$ 10,000	$ 15,074